Non-trading securities - Analysis of fair value of non-trading debt securities by residual contractual maturity (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Non-trading debt securities [Line Items]
Non-trading debt securities, Total	¥ 726,993	¥ 775,025
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Non-trading debt securities, Total	209,223
Less than 1 year	30,148
1 to 5 years	101,490
5 to 10 years	57,189
More than 10 years	¥ 20,396